Label	Element	Value
VIRTUS TACTICAL ALLOCATION SERIES | VIRTUS TACTICAL ALLOCATION SERIES
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Virtus Tactical Allocation Series
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

The following disclosure hereby replaces the fourth sentence of the second paragraph in the “Principal Investment Strategies” section of the Summary Prospectus and the summary section of the Series’ Statutory Prospectus:

The fixed income allocation may be invested directly or indirectly in all sectors of fixed income securities, including high-yield (“junk bonds”), bank loans (which are generally floating rate and may include both secured loans and “covenant lite” loans which have few or no financial maintenance covenants that would require a borrower to maintain certain financial metrics), mortgage-backed and asset-backed, collateralized mortgage obligations, real estate mortgage investment conduits, and other pass-through securities, government, corporate, and municipal debt obligations. Indirect investment for this purpose means investment in mutual funds that invest in one or more sectors of fixed income securities, which may include affiliated funds that are also managed by the Series’ subadviser.

VIRTUS TACTICAL ALLOCATION SERIES | VIRTUS TACTICAL ALLOCATION SERIES | Mutual Fund Investing Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	> Mutual Fund Investing Risk: The Series’ performance may be adversely affected by the assets owned by the other mutual funds in which it invests, and the layering of expenses associated with the Series’ investment in other funds may cost shareholders more than direct investments would have cost.
VIRTUS TACTICAL ALLOCATION SERIES | VIRTUS TACTICAL ALLOCATION SERIES | Affiliated Fund Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	> Affiliated Fund Risk: The Series’ subadviser may select and substitute affiliated and/or unaffiliated mutual funds, which may create a conflict of interest.